Loans and Allowance for Credit Losses, Loans by Delinquency Status, Commercial (Details) - USD ($) $ in Millions	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2008
By delinquency status:
Loans	$ 956,770	[1]	$ 967,604	[1]	$ 916,559	$ 862,551	$ 822,286
Total Commercial [Member]
By delinquency status:
Loans	503,388		506,536		456,583	414,826	377,090
Commercial and Industrial Loans [Member]
By delinquency status:
Loans	333,125		330,840		299,892	271,795	235,358
Commercial Real Estate Mortgage [Member]
By delinquency status:
Loans	126,599		132,491		122,160	111,996	112,427
Commercial Real Estate Construction [Member]
By delinquency status:
Loans	24,279		23,916		22,164	18,728	16,934
Lease Financing [Member]
By delinquency status:
Loans	19,385		19,289		$ 12,367	$ 12,307	$ 12,371
Loans Excluding Purchased Credit-Impaired Loans [Member]
By delinquency status:
Loans, 90 days or more past due and still accruing	11,997		11,858
Nonaccrual loans	8,036		10,384
Loans Excluding Purchased Credit-Impaired Loans [Member] | Total Commercial [Member]
By delinquency status:
Loans, 90 days or more past due and still accruing	49		64
Nonaccrual loans	2,640		4,059
Loans	503,302		505,859
Loans Excluding Purchased Credit-Impaired Loans [Member] | Commercial and Industrial Loans [Member]
By delinquency status:
Loans, 90 days or more past due and still accruing	26		28
Nonaccrual loans	1,899		3,216
Loans	333,039		330,603
Loans Excluding Purchased Credit-Impaired Loans [Member] | Commercial Real Estate Mortgage [Member]
By delinquency status:
Loans, 90 days or more past due and still accruing	23		36
Nonaccrual loans	628		685
Loans	126,599		132,108
Loans Excluding Purchased Credit-Impaired Loans [Member] | Commercial Real Estate Construction [Member]
By delinquency status:
Loans, 90 days or more past due and still accruing	0		0
Nonaccrual loans	37		43
Loans	24,279		23,859
Loans Excluding Purchased Credit-Impaired Loans [Member] | Lease Financing [Member]
By delinquency status:
Loans, 90 days or more past due and still accruing	0		0
Nonaccrual loans	76		115
Loans	19,385		19,289
PCI Loans Carrying Value [Member]
By delinquency status:
Total PCI loans (carrying value)	12,835		16,731
PCI Loans Carrying Value [Member] | Total Commercial [Member]
By delinquency status:
Total PCI loans (carrying value)	86		677					$ 18,700
PCI Loans Carrying Value [Member] | Commercial and Industrial Loans [Member]
By delinquency status:
Total PCI loans (carrying value)	86		237
PCI Loans Carrying Value [Member] | Commercial Real Estate Mortgage [Member]
By delinquency status:
Total PCI loans (carrying value)	0		383
PCI Loans Carrying Value [Member] | Commercial Real Estate Construction [Member]
By delinquency status:
Total PCI loans (carrying value)	0		57
PCI Loans Carrying Value [Member] | Lease Financing [Member]
By delinquency status:
Total PCI loans (carrying value)	0		0
Financing Receivables, 1 to 29 Days Past Due [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Total Commercial [Member]
By delinquency status:
Loans	499,216		500,748
Financing Receivables, 1 to 29 Days Past Due [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Commercial and Industrial Loans [Member]
By delinquency status:
Loans	330,319		326,765
Financing Receivables, 1 to 29 Days Past Due [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Commercial Real Estate Mortgage [Member]
By delinquency status:
Loans	125,642		131,165
Financing Receivables, 1 to 29 Days Past Due [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Commercial Real Estate Construction [Member]
By delinquency status:
Loans	24,107		23,776
Financing Receivables, 1 to 29 Days Past Due [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Lease Financing [Member]
By delinquency status:
Loans	19,148		19,042
30-89 days past due and still accruing [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Total Commercial [Member]
By delinquency status:
Loans	1,397		988
30-89 days past due and still accruing [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Commercial and Industrial Loans [Member]
By delinquency status:
Loans	795		594
30-89 days past due and still accruing [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Commercial Real Estate Mortgage [Member]
By delinquency status:
Loans	306		222
30-89 days past due and still accruing [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Commercial Real Estate Construction [Member]
By delinquency status:
Loans	135		40
30-89 days past due and still accruing [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Lease Financing [Member]
By delinquency status:
Loans	$ 161		$ 132

[1]	(1)Parenthetical amounts represent assets and liabilities for which we have elected the fair value option.